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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
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1. Name and address of issuer:


        JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
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2. Name of each series or class of funds for which this notice is filed:
   Select Stock, Bond, International, Money Market, Special Opportunities, Real Estate Equity, Stock, Managed, Short-Term U.S. Government Sub Accounts.
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3. Investment Company Act File Number:        811-2143


   Securities Act File Number:     2-38827;  33-34813
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4. Last day of fiscal year for which this notice is filed:


        December 31, 1995
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                 [__]
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6. Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered Under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


        NONE
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


        NONE
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9. Number and aggregate sale price of securities sold during the fiscal year:
   $  314,347,380

   The securities sold constitute units of interest in the Separate Account. For purposes of this notice, the aggregate sale price is computed by multiplying the number of units sold by the unit value at the time of sale.
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


       $ 314,347,380
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):


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12. Calculation of registration fee:
       (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                     $         314,347,380
                                                         -----------------------

       (ii) Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11. If applicable):                               0
                                                         -----------------------

       (iii) Aggregate price of shares redeemed or
             repurchased during the fiscal year
             (if applicable):                             $         143,906,981
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       (iv) Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24c-2 (if applicable):                                             0
                                                         -----------------------

       (v) Net Aggregate price of securities sold and
           issued during the fiscal year in reliance
           on rule 24f-2[line (i), plus line (ii), less
           line (iii), plus line (iv)] (If applicable):   $         170,440,399
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       (vi) Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other
            applicable law or regulation
            (see instruction C.6):                               1/2900
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       (vii) Fee due [line (i) or line (v) multiplied
             by line (vi)]:                               $           58,772.55
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         [ X ]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

       February 21, 1996

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                                  SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.
                                          /S/ RAYMOND F. SKIBA
                                          -------------------------

By (Signature and Title):                  Raymond F. Skiba
                                          --------------------------------------
                                           Director
Date   February 21, 1996
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